7. PROPERTY AND EQUIPMENT (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Land	$ 12,340	$ 12,340
Buildings and Equipment	448,663	440,413
Gross	461,003	452,753
Less: Accumulated Depreciation	(3,116)	0
Property and Equipment, net	$ 457,887	$ 452,753